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www.dechert.com

STEPHANIE A. CAPISTRON

stephanie.capistron@dechert.com

+1  617  728  7127  Direct

+1  617  426  6567  Fax

November 28, 2025

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	William Blair Funds (“Registrant”)

File Nos. 033-17463 and 811-5344

Post-Effective Amendment No. 156

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 156 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act and Amendment No. 157 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of reflecting certain changes to the Fund’s investment policies.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron